Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
INCOME TAX

NOTE 4 – INCOME TAX

At December 31, 2018, the Company had unused net operating loss carryforwards of approximately $ 30,529,390 for income tax purposes, which expire between 2019 to 2023. At December 31, 2018, 2017 and 2016, these net operating losses carryforwards may result in future income tax benefits of approximately$6,230,296, $5,043,944 and $4,008,863, respectively, however, because realization is uncertain at this time, a valuation allowance in the same amount has been established. Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax liabilities and assets of December 31, 2018 and 2017 are as follows:

	December 31,	December 31,
	2018	2017
Deferred tax liabilities	$-	$-
Deferred tax asset
Net operating loss carryforward	6,230,296	5,043,944
Valuation allowance	(6,230,296)	(5,043,944)
Net deferred tax asset	-	-

Movement of valuation allowance

	December 31, 2018	December 31, 2017
At the beginning of the year	$5,043,944	$4,008,863
Acquisition of subsidiary	500,934	-
Current year addition	1,054,992	823,970
Expired	(74,735)	(61,411)
Exchange difference	(294,839)	272,522
At the end of the year	6,230,296	5,043,944

The Company is not subject to taxation in BVI under the current BVI law. Subsidiaries operating in the PRC are subject to PRC Enterprise Income Tax at the statutory rate of 25% for the years ended December 31, 2018, 2017 and 2016. Two of our subsidiaries qualify for high-technology enterprises and benefit from a preferential tax rate of 15%. They are qualified as a “high-technology enterprise” until the end of the November 2021 and October 2021, respectively. Subsidiaries operating in Hong Kong are subject to Hong Kong income taxes at a rate of 16.5% for the years ended December 31, 2018, 2017 and 2016.

A reconciliation of the income tax expense to the amount computed by applying the current PRC statutory tax rate of 25% to the loss before income taxes in the consolidated statements of comprehensive income is as follows:

	December 31,	December 31,	December 31,
	2018	2017	2016
Loss before income taxes	$(11,853,527)	$(6,810,454)	$(13,049,031)

Tax loss at the PRC statutory tax rate of 25%	(2,874,005)	(1,564,147)	(3,392,837)
Non-deductible items	5,013,636	6,637,818	1,701,180
Non-taxable items	(3,538,631)	(3,789,956)	(662,512)
Change in valuation allowance	1,054,992	823,970	2,159,518
Effect of different tax rates in other jurisdictions	17,221	410	6,015
Effect of 15% preferential rate for certain PRC subsidiaries	252,778	(2,108,095)	188,636
Income tax expense	(74,009)	-	-